Biological Assets - Significant Unobservable Assumptions Used in the Valuation of Biological Assets, Including Sensitivities (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2019 CAD ($) $ / g g	Jun. 30, 2018 CAD ($) $ / g g
Disclosure of nature and extent of risks arising from financial instruments [line items]
Range of inputs (in CAD per gram)	5.86
Selling price per gram
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity (in CAD per gram)	1.00
Effect on fair value | $	$ 14,868	$ 1,763
Average yield per plant
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity (in grams) | g	5
Effect on fair value | $	$ 12,902	$ 1,999
Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Range of inputs (in CAD per gram)		7.25
Range of inputs (in grams) | g	35	20
Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Range of inputs (in CAD per gram)		8.96
Range of inputs (in grams) | g	65	51